Segment - Schedule of Segment Reporting Information by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Stock-based compensation expense	$ 4,530	$ 199
Interest and other expense	300
Reconciliation of loss:
Interest income	(2,013)	(1,623)
Adjustments and reconciling items	(2,013)
Net loss	52,673	$ 35,311
Clinical Research Segment [Member]
Operating expenses:
Direct program expense	27,398
Indirect Program Expense	2,157
Workforce salaries and benefits	15,102
Stock-based compensation expense	4,530
General corporate expenses	5,199
Interest and other expense	300
Reconciliation of loss:
Net loss	$ 54,686